Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.625	$ 0.625
Common stock, shares authorized	860,000,000	860,000,000
Common stock, shares issued	411,218,105	409,706,347
Treasury stock, shares	33,183,930	33,201,455